Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Apr. 27, 2015
Document Effective Date	Apr. 28, 2015
Prospectus Date	Apr. 28, 2015
PNC BALANCED ALLOCATION FUND | Class T
Risk/Return:
Trading Symbol	PBTTX
PNC Retirement Income Fund | Class T
Risk/Return:
Trading Symbol	PDTKX
PNC Target 2020 Fund | Class T
Risk/Return:
Trading Symbol	PDTLX
PNC Target 2030 Fund | Class T
Risk/Return:
Trading Symbol	PDTPX
PNC Target 2040 Fund | Class T
Risk/Return:
Trading Symbol	PDTNX
PNC Target 2050 Fund | Class T
Risk/Return:
Trading Symbol	PDTOX